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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                 --------------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     3/31/04

                                     PIONEER
                                Investments(logo)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Performance Update                                                             3
Portfolio Management Discussion                                                7
Schedule of Investments                                                       10
Financial Statements                                                          25
Notes to Financial Statements                                                 33
Trustees, Officers and Service Providers                                      40
Programs and Services for Pioneer Shareowners                                 42
Retirement Plans from Pioneer                                                 44

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/04
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. By the end of March, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large, and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers had added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.



Respectfully,

/s/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S Corporate Bonds                                                        55.0%
U.S. Government Securities                                                 22.2%
Foreign Government Bonds                                                   13.6%
Asset Backed Securities                                                     3.3%
Convertible Corporate Bonds                                                 3.1%
Temporary Cash Investments                                                  1.3%
Municipal Bonds                                                             0.9%
U.S. Government Agency Obligations                                          0.4%
Supranational Bonds                                                         0.2%


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Treasury/Agency                                                            31.6%
AAA                                                                         0.1%
AA                                                                          1.5%
A                                                                           0.2%
BBB                                                                        14.2%
Below BBB                                                                  51.6%
Cash Equivalents                                                            0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)*

 1.   Norwegian Government, 6.75%, 1/15/07                            2.22%
 2.   Government National Mortgage Association II, 6.0%, 11/20/33     1.48
 3.   U.S. Treasury Notes, 3.0%, 7/15/12                              1.28
 4.   Republic of Columbia, 9.75%, 4/9/11                             1.17
 5.   Government of France, 3.0%, 7/25/09                             1.10
 6.   Presidential Life Corp., 7.875%, 2/15/09                        1.05
 7.   Queensland Treasury, 6.0%, 8/14/13                              1.04
 8.   Government of Sweden, 5.25%, 3/15/11                            1.01
 9.   Fannie Mae, 6.0%, 6/1/17                                        1.00
10.   CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)                  0.99

*This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03
                          $10.58       $10.27


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.2906      $    -          $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

---------------------------------------------------
Average Annual Total Returns
(as of March 31, 2004)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(4/15/99)            8.69%            7.69%
1 Year              16.82%           11.52%
---------------------------------------------------

 All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

-----------------------------------------------------------------
                              Value of $10,000 Investment+

                       Lehman Brothers        Pioneer Strategic
Date                 U.S. Universal Index        Income Fund*
-----------------------------------------------------------------
4/30/1999                $10,000                    $9,550
-----------------------------------------------------------------
9/30/1999                 $9,936                    $9,314
-----------------------------------------------------------------
9/30/2000                $10,660                    $9,680
-----------------------------------------------------------------
9/30/2001                $11,924                   $10,209
-----------------------------------------------------------------
9/30/2002                $12,868                   $11,035
-----------------------------------------------------------------
9/30/2003                $13,786                   $13,457
-----------------------------------------------------------------
3/31/2004                $14,261                   $14,384
-----------------------------------------------------------------

  During the period, the investment advisor waived or reimbursed certain expenses. With out this waiver, returns would have been lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal
  Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03
                          $10.43       $10.13

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.2462      $   -           $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

---------------------------------------------------
      Average Annual Total Returns
         (as of March 31, 2004)
                      If           If
Period               Held       Redeemed*
Life-of-Class
(4/15/99)            7.93%        7.63%
1 Year              15.90%       11.90%
---------------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

-----------------------------------------------------------------
                              Value of $10,000 Investment+

                       Lehman Brothers        Pioneer Strategic
Date                 U.S. Universal Index        Income Fund*
-----------------------------------------------------------------
4/30/1999                 $10,000                 $10,000
-----------------------------------------------------------------
9/30/1999                  $9,936                  $9,741
-----------------------------------------------------------------
9/30/2000                 $10,660                 $10,038
-----------------------------------------------------------------
9/30/2001                 $11,924                 $10,526
-----------------------------------------------------------------
9/30/2002                 $12,868                 $11,282
-----------------------------------------------------------------
9/30/2003                 $13,786                 $13,649
-----------------------------------------------------------------
3/31/2004                 $14,261                 $14,326
-----------------------------------------------------------------

  During the period, the investment advisor waived or reimbursed certain expenses. With out this waiver, returns would have been lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal
  Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                             CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04   9/30/03
                          $10.37    $10.08

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.2512      $   -           $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

---------------------------------------------------
     Average Annual Total Returns
        (as of March 31, 2003)
                      If          If
Period               Held      Redeemed
 Life-of-Class
 (4/15/99)           7.88%       7.88%
 1 Year             15.72%      15.72%
---------------------------------------------------

  All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than one year are subject to a 1% contingent deferred sales charge
  (CDSC).

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

-----------------------------------------------------------------
                              Value of $10,000 Investment+

                       Lehman Brothers        Pioneer Strategic
Date                 U.S. Universal Index        Income Fund*
-----------------------------------------------------------------
4/30/1999                 $10,000                 $10,000
-----------------------------------------------------------------
9/30/1999                  $9,936                  $9,766
-----------------------------------------------------------------
9/30/2000                 $10,660                 $10,041
-----------------------------------------------------------------
9/30/2001                 $11,924                 $10,536
-----------------------------------------------------------------
9/30/2002                 $12,868                 $11,297
-----------------------------------------------------------------
9/30/2003                 $13,786                 $13,651
-----------------------------------------------------------------
3/31/2004                 $14,261                 $14,526
-----------------------------------------------------------------

  During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal
  Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/04      9/30/03**
                          $10.77       $10.45

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(10/1/03 - 3/31/04)       Income       Capital Gains   Capital Gains
                          $0.2805      $   -           $0.0937

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

---------------------------------------------------
     Average Annual Total Returns+
         (as of March 31, 2004)
                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/15/99)             8.59%       8.59%
1 Year               18.60%      18.60%
---------------------------------------------------


All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

-----------------------------------------------------------------
                              Value of $10,000 Investment++

                       Lehman Brothers        Pioneer Strategic
Date                 U.S. Universal Index        Income Fund*
-----------------------------------------------------------------
4/30/1999                 $10,000                 $10,000
-----------------------------------------------------------------
9/30/1999                  $9,936                  $9,730
-----------------------------------------------------------------
9/30/2000                 $10,660                 $10,061
-----------------------------------------------------------------
9/30/2001                 $11,924                 $10,559
-----------------------------------------------------------------
9/30/2002                 $12,868                 $11,355
-----------------------------------------------------------------
9/30/2003                 $13,786                 $14,041
-----------------------------------------------------------------
3/31/2004                 $14,261                 $14,991
-----------------------------------------------------------------

** Class R shares were first publicly offered on April 1, 2003.

+ The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. During the period, the investment advisor waived or reimbursed certain expenses. Without this waiver, returns would have been lower.

++ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal
   Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04
--------------------------------------------------------------------------------

Credit quality improved, and corporate bonds continued to perform well in the final quarter of 2003, although they did trail high quality government securities in the first quarter of 2004. During the six months ended March 31, 2004, investors generally remained confident that corporate earnings would improve in a continuing global economic recovery. At the same time, the U.S. dollar weakened further against most major foreign currencies, helping support the values of many foreign-denominated securities. The following is an interview with Kenneth J. Taubes, who discusses the performance of Pioneer Strategic Income Fund during the six months ended March 31, 2004. Mr. Taubes, director of Pioneer's Fixed Income Group, oversees the team responsible for the daily management of the Fund.

Q:  How did the Fund perform, Ken?

A: The Fund did very well. For the six months ended March 31, 2004, Class A shares had a total return of 6.89%, while Class B and Class C shares returned 6.42% and 6.41%, respectively, all at net asset value. During the same period, the Lehman Brothers U.S. Universal Index had a return of 3.45%. On March 31, the Fund's Class A shares' 30-day SEC yield was 4.39%.*

Q:  What was the investment environment like during the six months?

A: The U.S. Federal Reserve and most other major central banks kept short-term rates low in a concerted effort to sustain the global economic recovery. Most investors were encouraged by growing evidence of a rebound, including increasing gross domestic product growth and higher corporate earnings. With this backdrop of impressive global economic growth, stocks and corporate bonds, especially high-yield securities, tended to move higher in value. Within the fixed-income markets, domestic high-yield bonds excelled. The Merrill Lynch High Yield Master II Index, for example, returned 8.25%, with about half the total return coming in the form of price appreciation and half in interest income. Most of that price appreciation came during the first three months of the period. Emerging market debt also performed well, helped by the expanding global economy in general and in many instances by rising commodity prices.

*This yield reflects the waiver of certain expenses by the investment advisor;
 without the waiver, the 30-day SEC yield for Class A shares would have been 4.15%.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                            (continued)
--------------------------------------------------------------------------------

    The U.S. dollar continued to fall in value versus most foreign currencies. The Australian dollar, for example, gained 12.8% against the dollar during the six months, while the euro gained 5.7%.

Q:  What were your principal strategies during this period?

A: We maintained our emphasis on high-yield corporate bonds, with healthy allocations to both international investment-grade securities and emerging market debt. At the end of the six-month period, for example, 34.4% of Fund assets were invested in U.S. high-yield bonds, 16.6% in investment-grade foreign debt and 15.7% in emerging market, high-yield securities. We further lowered the allocation to U.S. Treasuries, whose low yields gave little encouragement for investment during a period of economic expansion. Just 2.3% of Fund assets were invested in Treasuries at the period's end. At the same time, we increased our holdings among government agency mortgage backed securities, which accounted for 20.7% of Fund assets on March 31. We found mortgages more attractive because of their higher yields than Treasuries and the reduced risk of mortgage prepayments as interest rates leveled off.

Q:  What were the types of investments that most influenced performance?

A: The diversification of Fund assets worked well. Our emphasis on high-yield debt, both domestic bonds and emerging-market securities, was a major factor. Together, these two asset classes accounted for about half of all Fund investments at the end of the fiscal period. We also held about 17% of Fund assets in investment-grade, foreign debt, which helped as currencies such as the euro, the Australian dollar and the Danish, Swedish and Norwegian kroners all rose in value against the U.S. dollar.

    Among our domestic high-yield holdings, the bonds of two insurance companies rallied as the property-and-casualty property industry gained additional control over the premiums they charged in a new era of concern about the threats of terrorism. Allmerica Financial showed a strong turnaround in its core business, while bonds of Odyssey Re Holdings, a re-insurance company, advanced after we bought them cheaply.

    The growing casino industry in Asia proved a major boost to Aristocrat Leisure, an Australian-based manufacturer of gaming

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    equipment, whose bonds rallied. From the other side of the world, securities issued by Aker Kvaerner, a Norwegian ship-builder and engineering company serving the energy industry, were strong contributors to Fund performance.

    Among our emerging market investments, three Brazilian holdings were strong contributors. Bonds issued by brewer Ambev rose in value after the company was acquired by Dutch company Interbrew; while the securities issued by iron-mining company CVRD and steel company CSN both appreciated as demand picked up.

    The biggest disappointment was in the government bonds of the Dominican Republic, which fell in value amid a crisis in the country's banking industry.

Q:  What is your investment outlook?

A: We think the global economy should continue to expand, creating opportunities for investments in domestic high-yield corporate bonds and in foreign securities, especially among emerging market nations that are commodity exporters. We also intend to continue de-emphasizing Treasuries in view of the likelihood that interest rates will rise later in the year. Among domestic high-grade investments, we believe mortgages will continue to be more attractive than Treasuries.

    We believe that as evidence of economic expansion increases, major central banks are likely to begin raising short-term rates. The Chinese bank already has raised rates and the U.S. Federal Reserve is moving closer to a tightening monetary policy. Given this outlook, we believe it is prudent to continue to focus on bonds that can benefit directly from an improving economy.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------


Principal
Amount         S&P/Moody's
USD ($)        Ratings                                                             Value
                            CONVERTIBLE CORPORATE BONDS - 3.0%
                            Consumer Durables & Apparel - 1.0%
                            Leisure Products - 1.0%
4,685,000      BB/NR        Aristocrat Leisure, Ltd., 5.0%, 5/31/06          $ 4,856,003
                                                                             -----------
                            Total Consumer Durables & Apparel                $ 4,856,003
                                                                             -----------
                            Pharmaceuticals & Biotechnology - 0.3%
                            Biotechnology - 0.3%
  100,000      NR/NR        Cubist Pharmaceuticals, 5.5%, 11/1/08            $    90,750
  400,000      NR/NR        CV Therapeutics, 4.75%, 3/7/07                       383,500
  900,000      CCC/NR       Human Genome Sciences, 3.75%, 3/15/07                869,625
                                                                             -----------
                                                                             $ 1,343,875
                                                                             -----------
                            Total Pharmaceuticals & Biotechnology            $ 1,343,875
                                                                             -----------
                            Technology Hardware & Equipment - 0.6%
                            Communications Equipment - 0.5%
2,325,000      B/B3         Nortel Networks, 4.25%, 9/1/08                   $ 2,362,781
                                                                             -----------
                            Electronic Equipment & Instruments - 0.0%
  400,000      NR/NR        Electro Scientific Industries, 4.25%,
                              12/21/06                                       $   407,000
                                                                             -----------
                            Electronic Manufacturing Services - 0.1%
  575,000      B+/Ba3       SCI Systems, Inc., 3.0%, 3/15/07                 $   550,563
                                                                             -----------
                            Total Technology Hardware & Equipment            $ 3,320,344
                                                                             -----------
                            Semiconductors - 1.2%
                            Semiconductor Equipment - 0.7%
  700,000      B-/NR        Advanced Energy Industries, Inc., 5.25%,
                              11/15/06                                       $   701,750
  400,000      NR/NR        Axcelis Technologies, 4.25%, 1/15/07                 400,000
1,230,000      NR/NR        Brooks Automation Inc., 4.75%, 6/1/08              1,220,775
  600,000      B-/NR        FEI Co., 5.5%, 8/15/08                               610,500
  950,000      B/B3         Phototronics Inc., 4.75%, 12/15/06                   953,563
                                                                             -----------
                                                                             $ 3,886,588
                                                                             -----------
                            Semiconductors - 0.5%
  350,000      CCC+/NR      Conexant Systems, Inc., 4.0%, 2/1/07             $   344,750
1,800,000      B/B2         International Rectifier Corp., 4.25%, 7/15/07      1,811,250
  305,000      NR/NR        Triquint Semiconductor, 4.0%, 3/1/07                 303,855
                                                                             -----------
                                                                             $ 2,459,855
                                                                             -----------
                            Total Semiconductors                             $ 6,346,443
                                                                             -----------
                            TOTAL CONVERTIBLE CORPORATE BONDS
                            (Cost $13,991,706)                               $15,866,665
                                                                             -----------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                S&P/Moody's
USD ($)               Ratings                                                         Value
                                   ASSET BACKED SECURITIES - 3.3%
                                   Banks - 0.5%
    DKK 13,886,616    AA-/Aa2      Nykredit, 5.0%, 10/1/35                      $ 2,266,066
    DKK    457,971    AA-/Aa2      Nykredit, 7.0%, 10/1/32                           81,598
    DKK     12,921    AA-/Aa2      Nykredit, 6.0%, 10/1/29                            2,236
                                                                                -----------
                                                                                $ 2,349,900
                                                                                -----------
                                   Total Banks                                  $ 2,349,900
                                                                                -----------
                                   Diversified Financials - 1.6%
         4,428,836    BBB-/Baa2    PF Export Recreation Master Trust,
                                     6.436%, 6/1/15                             $ 4,556,697
         3,449,303    BBB/Baa2     Power Receivables Finance, 6.29%,
                                     1/1/12 (144A)                              $ 3,669,817
                                                                                -----------
                                                                                $ 8,226,514
                                                                                -----------
                                   Total Diversified Financials                 $ 8,226,514
                                                                                -----------
                                   Real Estate - 0.7%
         3,535,000    BBB-/Baa3    Tower 2004 , 5.395%, 1/15/34 (144A)          $ 3,555,036
                                                                                -----------
                                   Total Real Estate                            $ 3,555,036
                                                                                -----------
                                   Utilities - 0.6%
         2,600,000    BBB-/Baa3    Empresa Electric Guacolda, 8.625%,
                                     4/30/13                                    $ 2,883,075
                                                                                -----------
                                   Total Utilities                              $ 2,883,075
                                                                                -----------
                                   TOTAL ASSET BACKED SECURITIES
                                   (Cost $16,266,901)                           $17,014,525
                                                                                -----------
                                   CORPORATE BONDS - 54.4%
                                   Energy - 4.3%
                                   Oil & Gas Drilling - 0.4%
EURO 2,825,000,000    BBB-/Baa2    Petreloes Mexicanos, 7.375%, 8/13/07         $ 1,970,119
                                                                                -----------
                                   Oil & Gas Equipment & Services - 0.5%
         1,575,000    BB+Ba3       Key Energy Services, Inc., 6.375%, 5/1/13    $ 1,614,375
           923,000    B+/B3        Transmontaigne, Inc., 9.125%, 6/1/10
                                     (144A)                                         987,610
                                                                                -----------
                                                                                $ 2,601,985
                                                                                -----------


The accompanying notes are an integral part of these financial statements.   11

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount            S&P/Moody's
USD ($)           Ratings                                                          Value
                               Oil & Gas Exploration & Production - 2.5%
     3,820,000    B-/B3        Baytex Energy, Ltd., 9.625%, 7/15/10          $ 4,020,550
     2,200,000    BB/Ba3       Cie Generale De Geophysique SA, 10.625%,
                                 11/15/07                                      2,376,000
       250,000    B/B2         Compton Petroleum Corp., 9.9%, 5/15/09            279,375
     1,710,000    B/B2         Comstock Resources, Inc., 6.875%, 3/1/12        1,744,200
     2,500,000    B+/B2        Houston Exploration Co., 7.0%, 6/15/13          2,700,000
     2,090,000    B/B2         Paramount Resources, Ltd., 7.875%, 11/1/10      2,100,450
                                                                             -----------
                                                                             $13,220,575
                                                                             -----------
                               Oil & Gas Refining Marketing &
                               Transportation - 0.9%
     2,500,000    BB-/Ba2      Semco Energy, Inc., 7.125%, 5/15/08           $ 2,625,000
     1,725,000    B/B3         Tesoro Petroleum Corp., 9.625%, 11/1/08         1,901,813
       250,000    B/B3         Tesoro Petroleum Corp., 9.625%, 4/1/12            278,750
                                                                             -----------
                                                                             $ 4,805,563
                                                                             -----------
                               Total Energy                                  $22,598,242
                                                                             -----------
                               Materials - 13.0%
                               Commodity Chemicals - 1.4%
     1,250,000    B+/B1        Arco Chemical Co., 9.8%, 2/1/20               $ 1,200,000
       200,000    B+/B1        Lyondell Petrochemical Co., 9.875%, 5/1/07        207,500
     2,900,000    BBB-/Ba1     Methanex Corp., 8.75%, 8/15/12                  3,320,500
     2,475,000    BB+/Ba2      Nova Chemicals Ltd., 6.5%, 1/15/12 (144A)       2,574,000
       150,000    BB+/Ba2      Nova Chemicals Corp., 7.4%, 4/1/09                163,500
                                                                             -----------
                                                                             $ 7,465,500
                                                                             -----------
                               Construction Materials - 2.7%
NOK 49,250,000    NR/NR        Kvaerner A.S., 0.0%, 10/30/11*                $ 4,666,749
NOK    600,000    NR/NR        Kvaerner A.S., 0.0%, 10/30/11*                    390,000
     3,900,000    B/B2         Ship Finance International, Ltd., 8.5%,
                                 12/15/13 (144A)                               3,822,000
     2,425,000    BB-/B1       Texas Industries, Inc., 10.25%, 6/15/11         2,764,500
     2,450,000    B+/B1        Votorantim Overseas III, 7.875%, 1/23/14
                                 (144A)                                        2,321,375
                                                                             -----------
                                                                             $13,964,624
                                                                             -----------
                               Diversified Chemicals - 0.4%
EURO 1,550,000    CCC+/Caa1    Huntsman ICI Chemicals LLC, 10.125%,
                                 7/1/09                                      $ 1,852,640
EURO   270,000    CCC+/Caa1    Huntsman ICI Chemicals LLC, 10.125%,
                                 7/1/09                                          316,081
                                                                             -----------
                                                                             $ 2,168,721
                                                                             -----------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount            S&P/Moody's
USD ($)           Ratings                                                              Value
                               Diversified Metals & Mining - 2.2%
     1,300,000    B-/B2        Freeport-McMoran Copper & Gold, 10.125%,
                                 2/1/10                                          $ 1,475,500
     3,000,000    B-/B2        Freeport-McMoran Copper & Gold, 6.875%,
                                 2/1/14 (144A)                                     2,925,000
     2,250,000    BBB/Ba1      Kennametal, Inc., 7.2%, 6/15/12                     2,501,080
     3,000,000    NR/Ba2       Vale Overseas, Ltd., 9.0%, 8/15/13                  3,270,000
     1,400,000    NR/Ba2       Vale Overseas, Ltd., 8.25%, 1/17/34                 1,281,000
                                                                                 -----------
                                                                                 $11,452,580
                                                                                 -----------
                               Forest Products - 0.3%
     1,425,000    B+/B1        Ainsworth Lumber, 6.75%, 3/15/14 (144A)           $ 1,432,125
                                                                                 -----------
                               Metal & Glass Containers - 1.5%
     1,900,000    BB/Ba3       Ball Corp., 6.875%, 12/15/12                      $ 2,054,375
EURO 2,640,000    B+/NR        Crown Holdings, 10.25%, 3/1/11                      3,634,057
     1,970,000    B+/B2        Grief Brothers Corp., 8.875%, 8/1/12                2,147,300
                                                                                 -----------
                                                                                 $ 7,835,732
                                                                                 -----------
                               Paper Packaging - 0.1%
       265,000    B/B2         Stone Container Corp., 9.75%, 2/1/11              $   296,138
       200,000    B/B2         Stone Container Corp., 8.375%, 7/1/12                 218,500
                                                                                 -----------
                                                                                 $   514,638
                                                                                 -----------
                               Paper Products - 1.0%
     3,000,000    BB/Ba2       Abitibi-Consolidated, Inc. 6.0%, 6/20/13          $ 2,810,280
     2,450,000    BB/Ba2       Bowater, Inc., 6.5%, 6/15/13                        2,397,938
       200,000    D/Ca         Corp Durango SA de CV, 13.125%, 8/1/06                129,000
                                                                                 -----------
                                                                                 $ 5,337,218
                                                                                 -----------
                               Specialty Chemicals - 1.9%
     1,300,000    B/B2         Ethyl Corp., 8.875%, 5/1/10                       $ 1,404,000
     1,250,000    BBB-/Baa3    Ferro Corp., 7.125%, 4/1/28                         1,339,500
       600,000    BB-/B3       Geon Co., 6.875%, 12/15/05                            597,000
     2,750,000    B-/Caa2      OM Group, Inc., 9.25%, 12/15/11                     2,832,500
     2,510,000    BB/Ba2       Rhodia SA, 8.0%, 6/1/10 (144A)                      2,814,987
       865,000    NR/B3        United Industry, 9.875%, 4/1/09                       907,714
                                                                                 -----------
                                                                                 $ 9,895,701
                                                                                 -----------
                               Steel - 1.5%
     2,570,000    B-/Caa1      Ispat Inland, 9.75%, 4/1/14 (144A)                $ 2,672,800
     5,150,000    B+/B1        CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)      5,047,000
                                                                                 -----------
                                                                                 $ 7,719,800
                                                                                 -----------
                               Total Materials                                   $67,786,639
                                                                                 -----------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                         Value
                             Capital Goods - 6.9%
                             Aerospace & Defense - 2.3%
   1,500,000    B/B2         DRS Technologies, Inc., 6.875%, 11/1/13      $ 1,560,000
   2,500,000    B+/B1        Esterline Technology, 7.75%, 6/15/13           2,662,500
   1,500,000    CCC+/Caa2    Hexcel Corp., 9.75%, 1/15/09                   1,560,000
   1,650,000    B/B3         K&F Industries, 9.625%, 12/15/10               1,848,000
   3,650,000    BB-/Ba3      L-3 Communications Corp., 6.125%, 7/15/13      3,768,625
     400,000    BB-/Ba3      L-3 Communications Corp., 6.125%, 1/15/14
                               (144A)                                         411,000
                                                                          -----------
                                                                          $11,810,125
                                                                          -----------
                             Building Products - 0.2%
     225,000    B/B2         NCI Building Systems, Inc., 9.25%, 5/1/09    $   235,688
     600,000    B-/B3        US Concrete, Inc., 8.375%, 4/1/14 (144A)         612,000
                                                                          -----------
                                                                          $   847,688
                                                                          -----------
                             Construction & Farm Machinery &
                             Heavy Trucks - 0.1%
     500,000    BB+/Ba2      Cummins Inc., 7.125%, 3/1/28                 $   495,000
     250,000    B+/B3        NMHG Holding Co., 10.0%, 5/15/09                 275,000
                                                                          -----------
                                                                          $   770,000
                                                                          -----------
                             Construction & Engineering - 0.4%
   2,340,000    B+/B2        North American Energy Partners, 8.75%,
                               12/1/11 (144A)                             $ 2,340,000
                                                                          -----------
                             Electrical Components & Equipment - 0.8%
   1,950,000    BB-/Ba2      MSW Energy Holdings, 7.375%, 9/1/10
                               (144A)                                     $ 2,057,250
   2,100,000    BBB-/Ba1     Thomas & Betts Corp., 7.25%, 6/1/13            2,289,000
                                                                          -----------
                                                                          $ 4,346,250
                                                                          -----------
                             Heavy Electrical Equipment - 0.8%
   4,200,000    NR/NR        Ormat Funding Corp., 8.25%, 12/30/20         $ 4,200,000
                                                                          -----------
                             Industrial Machinery - 2.3%
   1,225,000    B/B3         JLG Industries, Inc., 8.375%, 6/15/12+       $ 1,280,125
   1,500,000    B/B2         Mantiwoc Co., Inc., 10.5%, 8/1/12              1,717,500
   1,600,000    BB+/Ba3      SPX Corp., 6.25%, 6/15/11                      1,656,000
   1,000,000    BB+/Ba3      SPX Corp., 7.5%, 1/1/13                        1,080,000
   3,750,000    B+/Ba2       Sun Sage, 8.25%, 3/26/09 (144A)                3,731,250
   2,250,000    BBB-/Ba1     Timken Co., 5.75%, 2/15/10                     2,287,868
                                                                          -----------
                                                                          $11,752,743
                                                                          -----------
                             Total Capital Goods                          $36,066,806
                                                                          -----------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                           Value
                             Commercial Services & Supplies - 0.3%
                             Environmental Services - 0.3%
   1,000,000    BB-/Ba3      Allied Waste, 9.25%, 9/1/12 (144A)              $1,137,500
     350,000    B-/B3        IESI Corp., 10.25%, 6/15/12                        383,250
                                                                             ----------
                                                                             $1,520,750
                                                                             ----------
                             Total Commercial Services & Supplies            $1,520,750
                                                                             ----------
                             Transportation - 0.8%
                             Air Freight & Couriers - 0.1%
     500,000    BB-/B1       Petroleum Helicopters, 9.375%, 5/1/09           $  549,375
                                                                             ----------
                             Airlines - 0.5%
   1,260,000    CCC/Caa2     AMR Corp., 9.0%, 8/1/12+                        $1,074,150
   1,500,000    CCC/Caa2     AMR Corp., 9.8%, 10/1/21                         1,158,750
     450,000    B-/Caa1      Northwest Airlines, Inc., 9.875%, 3/15/07+         384,750
                                                                             ----------
                                                                             $2,617,650
                                                                             ----------
                             Transportation - 0.2%
     530,000    B/B1         TFM SA De CV, 10.25%, 6/15/07                   $  548,550
     650,000    B/B1         TFM SA De CV, 11.75%, 6/15/09                      653,250
                                                                             ----------
                                                                             $1,201,800
                                                                             ----------
                             Total Transportation                            $4,368,825
                                                                             ----------
                             Automobiles & Components - 0.1%
                             Auto Parts & Equipment - 0.1%
     710,000    B+/B2        Intermet Corp., 9.75%, 6/15/09                  $  674,500
                                                                             ----------
                             Total Automobiles & Components                  $  674,500
                                                                             ----------
                             Hotels, Restaurants & Leisure - 1.1%
                             Casinos & Gaming - 0.4%
   2,000,000    B+/B1        Turning Stone, 9.125%, 12/15/10                 $2,165,000
                                                                             ----------
                             Hotels, Resorts & Cruise Lines - 0.7%
   1,000,000    BBB-/Ba1     Hilton Hotels, 7.625%, 12/1/12                  $1,148,750
   1,525,000    B/B2         John Q Hamons Hotels, 8.875%, 5/15/12            1,696,563
     520,000    BB+/Ba1      Starwood Hotels & Resorts, 7.875%, 5/1/12          587,600
                                                                             ----------
                                                                             $3,432,913
                                                                             ----------
                             Total Hotels, Restaurants & Leisure             $5,597,913
                                                                             ----------
                             Media - 1.5%
                             Broadcasting & Cable TV - 1.2%
     194,000    BB-/Ba3      Echostar DBS Series, 9.25%, 1/15/09             $  219,220
   1,250,000    BB-/Ba3      Echostar DBS Corp., 6.375%, 10/1/11 (144A)       1,328,125
   2,000,000    BBB-/Baa3    Groupo Televisa SA, 8.5%, 3/11/32                2,230,000
   2,100,000    B-/B3        Telenet Communication, 9.0%, 12/15/13 (144A)     2,606,817
                                                                             ----------
                                                                             $6,384,162
                                                                             ----------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                         Value
                             Publishing - 0.3%
   1,360,000    B/B2         Houghton Mifflin Co., 8.25%, 2/1/11          $ 1,399,100
                                                                          -----------
                             Total Media                                  $ 7,783,262
                                                                          -----------
                             Retailing - 2.4%
                             Department Stores - 0.9%
   2,500,000    BB+/Ba3      J.C. Penney Co., 8.0%, 3/1/10                $ 2,931,250
   1,300,000    BB+/Ba3      J.C. Penney Co., 7.125%, 11/15/23              1,469,000
                                                                          -----------
                                                                          $ 4,400,250
                                                                          -----------
                             Distributors - 0.3%
   1,640,000    B-/B3        Wesco Distribution, Inc., 9.125%, 6/1/08     $ 1,681,000
                                                                          -----------
                             General Merchandise Stores - 0.3%
   1,450,000    B+/B2        Central Garden, 9.125%, 2/1/13               $ 1,620,375
                                                                          -----------
                             Specialty Stores - 0.9%
     750,000    B/B3         Asbury Auto Group, 9.0%, 6/15/12             $   802,500
     500,000    B/B3         Asbury Automotive Group, 8.0%,
                               3/15/14 (144A)                                 500,000
   1,750,000    BB/Ba2       Toys R Us, 7.875%, 4/15/13                     1,837,500
   1,445,000    BB/Ba2       Toys R Us, 7.375%, 10/15/18                    1,416,100
                                                                          -----------
                                                                          $ 4,556,100
                                                                          -----------
                             Total Retailing                              $12,257,725
                                                                          -----------
                             Food, Beverage & Tobacco - 0.7%
                             Brewers - 0.6%
   2,530,000    BBB-/Baa3    CIA Brasileira De Bebida, 8.75%,
                               9/15/13 (144A)                             $ 2,776,675
                                                                          -----------
                             Soft Drinks - 0.1%
     535,000    BBB-/Baa3    CIA Brasileira de Bebida, 10.5%, 12/15/11    $   639,325
                                                                          -----------
                             Total Food, Beverage & Tobacco               $ 3,416,000
                                                                          -----------
                             Household & Personal Products - 0.3%
                             Household Products - 0.3%
   1,500,000    B-/B3        Solo Cup Co., 8.5%, 2/15/14 (144A)           $ 1,554,375
                                                                          -----------
                             Total Household & Personal Products          $ 1,554,375
                                                                          -----------
                             Health Care Equipment & Services - 2.6%
                             Health Care Distribution - 0.6%
   3,025,000    BB+/Ba2      Omnicare, Inc., 6.125%, 6/1/13               $ 3,153,563
                                                                          -----------
                             Health Care Equipment - 0.5%
   2,750,000    BB+/Ba2      Apogent Technologies, Inc., 6.5%, 5/15/13    $ 2,928,750
                                                                          -----------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                           Value
                             Health Care Facilities - 1.4%
   3,810,000    BBB-/Ba1     HCA, Inc., 6.3%, 10/1/12                       $ 3,993,452
   3,000,000    B-/B3        Province Healthcare, 7.5%, 6/1/13                3,120,000
                                                                            -----------
                                                                            $ 7,113,452
                                                                            -----------
                             Health Care Supplies - 0.1%
     535,000    B-/Caa1      Inverness Medical Innovation, 8.75%,
                               2/15/12                                      $   543,025
                                                                            -----------
                             Total Health Care Equipment & Services         $13,738,790
                                                                            -----------
                             Pharmaceuticals & Biotechnology - 0.5%
                             Pharmaceuticals - 0.5%
   2,250,000    B/B3         Alaris Medical, Inc., 7.25%, 7/1/11            $ 2,379,375
                                                                            -----------
                             Total Pharmaceuticals & Biotechnology          $ 2,379,375
                                                                            -----------
                             Banks - 0.1%
                             Diversified Banks - 0.1%
EURO  25,000    A/A2         Andina de Fomento, 4.75%, 5/6/04, (144A)       $    30,774
     210,000    BBB+/A2      Skandinaviska Enskilda Bank, 8.125%,
                               9/6/49 (144A)                                    237,009
                                                                            -----------
                                                                            $   267,783
                                                                            -----------
                             Total Banks                                    $   267,783
                                                                            -----------
                             Diversified Financials - 1.1%
                             Diversified Financial Services - 0.6%
   3,700,000    CCC/Caa1     Alamosa Delaware Inc., 0.0%, 7/31/09*          $ 3,367,000
                                                                            -----------
                             Specialized Finance - 0.4%
     320,000    BBB-/Baa3    GATX Financial Corp., 8.875%, 6/1/09           $   373,909
   1,900,000    B/B2         Inmarsat Finance Plc, 7.625%, 6/30/12
                               (144A)                                         1,980,750
                                                                            -----------
                                                                            $ 2,354,659
                                                                            -----------
                             Total Diversified Financials                   $ 5,721,659
                                                                            -----------
                             Insurance - 4.1%
                             Life & Health Insurance - 1.5%
   5,300,000    B+/B1        Presidential Life Corp., 7.875%, 2/15/09       $ 5,353,000
   2,650,000    BBB-/Baa3    Provident Companies, Inc., 7.0%, 7/15/18         2,532,650
                                                                            -----------
                                                                            $ 7,885,650
                                                                            -----------
                             Multi-Line Insurance - 1.0%
   4,536,000    BB-/Ba3      Allmerica Financial Corp., 7.625%, 10/15/25    $ 4,717,440
     800,000    A/Baa1       Loew Corp., 5.25%, 3/15/16                         790,191
                                                                            -----------
                                                                            $ 5,507,631
                                                                            -----------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                             Value
                             Property & Casualty Insurance - 0.7%
   3,400,000    BBB-/NR      Kingsway America, Inc., 7.5%, 2/1/14             $ 3,443,289
                                                                              -----------
                             Reinsurance - 0.9%
   4,100,000    BBB-/Baa3    Odyssey Re Holdings, 7.65%, 11/1/13              $ 4,612,406
                                                                              -----------
                             Total Insurance                                  $21,448,976
                                                                              -----------
                             Real Estate - 2.9%
                             Real Estate Management & Development - 1.2%
     775,000    B/B1         Correction Corp. of America, 7.5%, 5/1/11        $   816,656
   2,250,000    B/B1         Correction Corp. of America, 7.5%, 5/1/11
                               (144A)                                           2,370,938
   1,790,000    BB-/Ba3      Forest City Enterprises, 7.625%, 6/1/15            1,933,200
   1,500,000    B+/Ba3       LNR Property Corp., 7.25%, 10/15/13 (144A)         1,582,500
                                                                              -----------
                                                                              $ 6,703,294
                                                                              -----------
                             Real Estate Investment Trusts - 1.7%
   2,310,000    B+/B3        BF Saul REIT, 7.5%, 3/1/14                       $ 2,338,874
   1,000,000    B+/Ba3       Crescent Real Estate, 7.5%, 9/15/07                1,061,250
     690,000    B+/Ba3       Crescent Real Estate, 9.25%, 4/15/09                 767,625
   2,000,000    BBB-/Baa3    Hospitality Properties Trust, 6.75%, 2/15/13       2,160,168
     825,000    BBB-/Baa3    Health Care REIT, Inc., 8.0%, 9/12/12                977,495
     500,000    B-/B1        Meristar Hospitality Operations Finance Corp.,
                               9.0%, 1/15/08                                      520,000
     710,000    B-/B1        Meristar Hospitality Operations Finance Corp.,
                               10.5%, 6/15/09 (144A)                              763,250
                                                                              -----------
                                                                              $ 8,588,662
                                                                              -----------
                             Total Real Estate                                $15,291,956
                                                                              -----------
                             Technology Hardware & Equipment - 2.4%
                             Communications Equipment - 0.7%
     450,000    BB+/Ba2      Corning Inc., 6.3%, 3/1/09                       $   477,534
   2,500,000    BB+/Ba2      Corning Inc., 5.9%, 3/15/14                        2,475,000
     600,000    B/Caa1       Lucent Technologies Inc., 7.25%, 7/15/06+            628,500
     200,000    B/Caa1       Lucent Technologies Inc., 5.5%, 11/15/08+            193,500
                                                                              -----------
                                                                              $ 3,774,534
                                                                              -----------
                             Electronic Equipment & Instruments - 0.1%
     400,000    B/B2         General Cable Corp., 9.5%, 11/15/10 (144A)       $   440,000
                                                                              -----------
                             Electronic Manufacturing Services - 0.8%
   3,000,000    BB+/Baa3     Jabil Circuit, Inc., 5.875%, 7/15/10             $ 3,218,441
     800,000    Ba/BB-       Sanmina-SCI Corp., 10.375%, 1/15/10                  944,000
                                                                              -----------
                                                                              $ 4,162,441
                                                                              -----------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                             Value
                              Office Electronics - 0.0%
      285,000    B-/B3        Xerox Corp., 8.0%, 2/1/27                        $   280,013
                                                                               -----------
                              Technology Distributors - 0.7%
    2,900,000    BBB-/Baa3    Arrow Electronic, Inc., 6.875%, 7/1/13           $ 3,150,463
      520,000    BB-/Ba2      Ingram Micro, Inc., 9.875%, 8/15/08                  578,500
                                                                               -----------
                                                                               $ 3,728,963
                                                                               -----------
                              Total Technology Hardware & Equipment            $12,385,951
                                                                               -----------
                              Telecommunication Services - 5.8%
                              Integrated Telecommunications Services - 3.2%
    2,300,000    B+/B2        GCI Inc., 7.25%, 2/15/14                         $ 2,254,000
    2,652,000    B+/B2        Innova S De R.L., 9.375%, 9/19/13                  2,877,420
    2,500,000    CCC/B3       Primus Telecomm Group., 8.0%, 1/15/14 (144A)       2,387,500
    3,675,000    NR/Baa2      Telecom Italia S.p.A., 6.25%, 2/1/12               5,012,272
    3,200,000    NR/Baa3      Tele Norte Leste Participacoes S.A., 8.0%,
                                12/18/13 (144A)                                  3,040,000
    1,000,000    B-/B3        TSI Telecommunication Services, 12.75%,
                                2/1/09                                           1,095,000
                                                                               -----------
                                                                               $16,666,192
                                                                               -----------
                              Wireless Telecommunications Services - 2.6%
      500,000    CCC/Caa1     Alamosa Delaware, Inc., 8.5%, 1/31/12 (144A)     $   475,000
    1,785,000    CCC+/B3      MetroPCS, Inc., 10.75%, 10/1/11 (144A)             1,892,100
    1,970,000    CCC+/B3      Mobifon Holdings, 12.5%, 7/31/10 (144A)            2,265,500
    1,270,000    B+/Ba3       Mobile Telesystems Finance, 9.75%, 1/30/08
                                (144A)                                           1,397,000
    2,200,000    B+/Ba3       Mobile Telesystems Finance, 8.375%,
                                10/14/10 (144A)                                  2,288,000
CAD 3,050,000    BB+/Ba3      Rogers Cantel, Inc., 10.5%, 6/1/06                 2,557,678
    2,500,000    CCC/Caa1     Ubiquitel Operating Co., 9.87%, 3/1/11 (144A)      2,437,500
                                                                               -----------
                                                                               $13,312,778
                                                                               -----------
                              Total Telecommunication Services                 $29,978,970
                                                                               -----------
                              Utilities - 3.5%
                              Electric Utilities - 1.7%
    4,000,000    BB-/Ba2      FPL Energy Wind Funding, 6.876%,
                                6/27/17 (144A)                                 $ 4,020,000
    3,075,000    NR/NR        Pacific Gas and Electric Corp., 6.875%,
                                7/15/08 (144A)                                   3,355,594
    1,500,000    CC/B2        PG&E Gas Transmission, 7.1%, 6/1/05                1,560,000
                                                                               -----------
                                                                               $ 8,935,594
                                                                               -----------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                             Value
                              Gas Utilities - 0.6%
    2,875,000    B+/B1        Gazprom, 9.625%, 3/1/13 (144A)                 $  3,306,250
                                                                             ------------
                              Multi-Utilities & Unregulated Power - 1.0%
    3,060,000    B/B3         Illinova Corp., 7.5%, 6/15/09                  $  3,457,800
      800,000    B/B1         Reliant Resources Inc., 9.25%, 7/15/10              868,000
    1,050,000    B/B1         Reliance Resources Inc. 9.5%, 7/15/13             1,157,625
                                                                             ------------
                                                                             $  5,483,425
                                                                             ------------
                              Water Utilities - 0.1%
      364,000    B/B3         National Waterworks Co., 10.5%, 12/1/12        $   $411,320
                                                                             ------------
                              Total Utilities                                $ 18,136,589
                                                                             ------------
                              TOTAL CORPORATE BONDS
                              (Cost $268,659,020)                            $282,975,086
                                                                             ------------
                              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.7%
                              Banks - 0.3%
                              Diversified Banks - 0.3%
    2,575,000    AA+/Aa1      Swedish Export Credit, 4.1%, 2/13/06           $  1,905,552
                                                                             ------------
                              Total Banks                                    $  1,905,552
                                                                             ------------
                              Government - 22.4%
      497,790                 Fannie Mae, 5.5%, 10/1/16                      $    519,222
    4,846,910                 Fannie Mae, 6.0%, 6/1/17                          5,109,036
    1,037,127                 Federal Home Loan Mortgage Corp., 5.5%,
                                4/1/33 to 5/1/33                                1,063,694
    5,666,868                 Federal Home Loan Mortgage Corp., 6.0%,
                                1/1/33 to 1/1/34                                5,891,684
    3,905,596                 Federal Home Loan Mortgage Corp., 6.5%,
                                9/1/32 to 11/1/33                               4,120,736
AUD 5,200,000                 Federal National Mortgage Association,
                                6.375%, 8/15/07                                 4,041,063
    7,503,816                 Federal National Mortgage Association, 5.5%,
                                3/1/18 to 6/1/33                                7,799,410
    7,915,686                 Federal National Mortgage Association, 6.0%,
                                6/1/16 to 3/1/33                                8,299,749
    7,101,280                 Federal National Mortgage Association, 6.5%,
                                12/1/21 to 11/1/32                              7,467,572
       66,221                 Federal National Mortgage Association, 7.0%,
                                5/1/28 to 7/1/31                                   70,305


20    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                                    Value
                             U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
      14,861                 Federal National Mortgage Association, 7.5%,
                               1/1/28 to 6/1/30                                     $     15,947
  20,163,243                 Government National Mortgage Association,
                               6.0%, 12/15/13 to 6/18/33                              21,160,447
  20,347,817                 Government National Mortgage Association,
                               6.0%, 7/15/33 to 11/15/33                              21,285,918
   5,519,459                 Government National Mortgage Association,
                               6.5%, 1/20/28 to 5/15/33                                5,825,098
     119,900                 Government National Mortgage Association,
                               7.0%, 5/15/29 to 6/15/31                                  127,824
      12,476                 Government National Mortgage Association,
                               7.5%, 9/15/27 to 8/15/29                                   13,432
       5,626                 Government National Mortgage Association,
                               8.0%, 12/15/29                                              6,151
      33,418                 Government National Mortgage Association I,
                               7.0%, 5/15/31                                              35,612
   1,250,000                 Government National Mortgage Association II,
                               5.5% TBA 30YR*                                          1,285,548
   1,800,000                 Government National Mortgage Association II,
                               5.5%, 3/20/34                                           1,853,899
   7,245,910                 Government National Mortgage Association II,
                               6.0%, 11/20/33                                          7,560,861
      71,913                 Government National Mortgage Association II,
                               7.0%, 1/20/29                                              76,372
   5,585,000                 U.S. Treasury Notes, 3.0%, 7/15/12                        6,518,234
   2,825,000                 U.S. Treasury Notes, 3.5%, 1/15/11                        3,489,864
   1,500,000                 U.S, Treasury Notes, 3.625%, 5/15/13                      1,490,391
                                                                                    ------------
                             Total Government                                       $115,128,069
                                                                                    ------------
                             TOTAL U.S. GOVERNMENT AND AGENCY
                             OBLIGATIONS
                             (Cost $114,401,233)                                    $117,033,621
                                                                                    ------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount               S&P/Moody's
USD ($)              Ratings                                                           Value
                                  FOREIGN GOVERNMENT BONDS - 13.4%
ITL 6,120,000,000    B+/B2        Banco nac de Desen Econo, 8.0% 4/28/10         $ 3,632,762
        1,900,000    CCC/Ba2      Dominican Republic, 9.04%, 1/23/13 (144A)        1,368,000
          225,000    BB-/B1       Federal Republic of Brazil, 11.0%,1/11/12          250,538
AUD     2,215,000    AAA/Aaa      Government of Australia, 4.0%, 8/20/15           2,363,608
CAD     1,444,000    AAA/Aaa      Government of Canada, 4.25%, 9/1/08              1,142,611
CAD     4,860,000    AAA/Aaa      Government of Canada, 5.25%, 6/1/12              3,974,225
CAD     5,530,000    AAA/Aaa      Government of Canada, 5.75%, 9/1/06              4,532,962
EURO    3,847,000    AAA/Aaa      Government of France, 3.0%, 7/25/09              5,576,527
SEK    23,365,000    TSY/Aaa      Government of Sweden, 8.0%, 8/15/07              3,582,974
SEK    35,975,000    TSY/Aaa      Government of Sweden, 5.25%, 3/15/11             5,160,252
SEK    28,645,000    TSY/Aaa      Government of Sweden, 5.5%, 10/8/12              4,169,926
NOK    70,043,000    TSY/Aaa      Norwegian Government, 6.75%, 1/15/07            11,281,562
AUD     4,747,000    AA/Aa2       Ontario Province, 5.5%, 4/23/13                  3,491,720
AUD     6,780,000    NR/Aaa       Queensland Treasury, 6.0%, 8/14/13               5,294,698
EURO    5,111,222    BB+Ba2       Republic of Columbia, 9.75%, 4/9/11              5,969,908
EURO      800,000    BB-/Ba3      Republic of Peru, 9.125%, 2/21/12                  906,000
EURO    1,990,000    BB-/Ba3      Republic of Peru, 9.875%, 2/6/15                 2,337,255
EURO    3,000,000    BBB/Baa2     Republic of South Africa, 5.25%, 5/16/13         3,671,666
          805,000    BB+/Baa3     Russia Regs., 5.0%, 3/31/30 (d)                    806,208
DEM     1,320,000    BBB-/Baa3    United Mexican States, 8.25%, 2/24/09              968,990
                                                                                 -----------
                                  TOTAL FOREIGN GOVERNMENT BONDS
                                  (Cost $64,409,780)                             $70,482,392
                                                                                 -----------
                                  SUPRANATIONAL BONDS - 0.2%
                                  Banks - 0.1%
AUD     1,000,000    AAA/Aaa      Council of Europe, 5.5%, 1/18/12               $   753,081
                                                                                 -----------
                                  Total Banks                                    $   753,081
                                                                                 -----------
                                  Insurance - 0.1%
NZD       692,000    AAA/Aaa      International Finance Corp., 6.75%, 7/15/09    $   476,718
                                                                                 -----------
                                  Total Insurance                                $   476,718
                                                                                 -----------
                                  TOTAL SUPRANATIONAL BONDS
                                  (Cost $1,001,298)                              $ 1,229,799
                                                                                 -----------


22    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                              Value
                              MUNICIPAL BONDS - 0.9%
                              Government - 0.9%
   2,450,000     NR/NR        Wayne Charter County Michigan, 6.75%,
                                12/1/15                                        $  2,286,830
   2,450,000     B/Caa2       New Jersey Economic Development Authority,
                                7.0%, 11/15/30                                    2,152,350
                                                                               ------------
                              TOTAL MUNICIPAL BONDS
                              (Cost $3,703,639)                                $  4,439,180
                                                                               ------------
                              RIGHTS/WARRANTS - 0.0%
                              Materials - 0.0%
         225                  Asia Pulp & Paper, 3/15/05*                      $          -
                                                                               ------------
                              TOTAL RIGHTS/WARRANTS
                              (Cost $0)                                        $          -
                                                                               ------------
                              FLOATING RATE NOTE - 0.0%
     100,000     AAA/Aaa      KFW International Finance, Floating Rate Note,
                                5.25%, 8/1/05                                  $    128,012
                                                                               ------------
                              TOTAL FLOATING RATE NOTE
                              (Cost $91,630)                                   $    128,012
                                                                               ------------
                              TEMPORARY CASH INVESTMENTS - 1.3%
                              Repurchase Agreement - 0.8%
   4,000,000                  UBS Warburg, 1.01% dated 3/31/04, repur-
                              chase price of $4,000,000 plus accrued
                              interest on 4/1/04, collaterized by
                              $3,756,000 U.S. Treasury Bill, 6.75%,
                              5/15/05                                          $  4,000,000
                                                                               ------------
Shares                        Security Lending Collateral - 0.5%
  $2,814,906                  Securities Lending Investment Fund, 1.00%        $  2,814,906
                                                                               ------------
                              TOTAL TEMPORARY CASH INVESTMENTS
                              (Cost $6,814,906)                                $  6,814,906
                                                                               ------------
                              TOTAL INVESTMENTS IN SECURITIES - 99.2%
                              (Cost $489,340,113) (a)                          $515,984,186
                                                                               ------------
                              OTHER ASSETS AND LIABILITIES - 0.8%              $  4,266,096
                                                                               ------------
                              TOTAL NET ASSETS - 100%                          $520,250,282
                                                                               ------------

*    Non-income producing security.
N/R  Not rated by either S&P or Moody's
TSY  Treasury Security


The accompanying notes are an integral part of these financial statements.   23

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2004, the value of these securities amounted to $84,514,407 or 16.2% of total net assets.

TBA TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus/minus 2.5%) principal and no definite maturity date period The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(a) At March 31, 2004, the net unrealized gain on investments, based on cost for federal income tax purposes of $489,340,019 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                     $28,519,529

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                     $(1,875,456)
                                                                    -----------
      Net unrealized gain                                           $26,644,073
                                                                    -----------

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

+    At March 31, 2004, the following securities were on loan:

Principal Amount     Security                                       Market Value
         569,750     AMR Corp., 9.0%, 8/1/12                         $485,712
       1,163,750     JLG Industries, Inc., 8.375%, 6/15/12         $1,216,119
         190,000     Lucent Technologies Inc., 5.5%, 11/15/08        $183,825
         570,000     Lucent Technologies Inc., 7.25%, 7/15/06        $597,075
         252,500     Northwest Airlines, Inc., 9.875%, 3/15/07       $215,888

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2004 were:

                                                       Purchases        Sales
                                                    --------------   -----------
Long-Term U.S. Government                           $ 77,063,143     38,991,954
Other Long-term Securities                          $178,020,736     69,361,754

Note: Principal amounts are denominated in US dollars unless otherwise denoted.

AUD  Australian dollar.             DEM Deutsche Marks.
DKK  Danish kroner.                 CAD Canadian Dollar.
EURO Euro dollar.                   ITL Italian Lira.
NZD  New Zealand dollar.            SEK Swedish kroner.
NOK  Norwegian krone.


24    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $2,698,619), (cost $489,340,113)                                    $515,984,186
  Cash                                                                     1,350,454
  Foreign currencies, at value (cost $671,325)                               678,150
  Receivables -
       Investment securities sold                                             21,713
       Fund shares sold                                                    3,363,549
       Interest                                                            7,996,816
       Forward foreign currency hedge contracts - net                         63,777
  Other                                                                       11,985
                                                                        ------------
         Total assets                                                   $529,470,630
                                                                        ------------
LIABILITIES:
  Payables -
       Investment securities purchased                                  $  3,675,535
       Fund shares repurchased                                             1,082,072
       Dividends                                                             874,349
       Upon return of securities loaned                                    2,814,906
  Due to affiliates                                                          677,753
  Accrued expenses                                                            95,733
                                                                        ------------
         Total liabilities                                              $  9,220,348
                                                                        ------------
NET ASSETS:
  Paid-in capital                                                       $488,432,961
  Accumulated net investment income                                        1,264,015
  Accumulated net realized gain on investments and foreign
    currency transactions                                                  3,808,157
  Net unrealized gain on investments                                      26,644,073
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies           101,076
                                                                        ------------
         Total net assets                                               $520,250,282
                                                                        ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $204,411,069/19,327,553 shares)                     $      10.58
                                                                        ============
  Class B (based on $91,369,094/8,763,581 shares)                       $      10.43
                                                                        ============
  Class C (based on $222,292,420/21,427,732 shares)                     $      10.37
                                                                        ============
  Class R (based on $2,177,699/202,284 shares)                          $      10.77
                                                                        ============
MAXIMUM OFFERING PRICE:
  Class A ($10.58 [divided by] 95.50%)                                  $      11.08
                                                                        ============
  Class C ($10.37 [divided by] 99.00%)                                  $      10.47
                                                                        ============


The accompanying notes are an integral part of these financial statements.   25

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04

INVESTMENT INCOME:
  Interest                                                  $14,708,303
  Income from securities loaned, net                             12,178
                                                            -----------
     Total investment income                                                $14,720,481
                                                                            -----------
EXPENSES:
  Management fees                                           $ 1,482,534
  Transfer agent fees
   Class A                                                      136,334
   Class B                                                      100,866
   Class C                                                      150,619
   Class R                                                           35
  Distribution fees
   Class A                                                      200,976
   Class B                                                      431,826
   Class C                                                      969,000
   Class R                                                        1,969
  Administrative fees                                            34,023
  Custodian fees                                                 26,198
  Registration fees                                             121,037
  Professional fees                                              33,678
  Printing                                                       22,972
  Fees and expenses of nonaffiliated trustees                     2,287
  Miscellaneous                                                   4,775
                                                            -----------
     Total expenses                                                         $ 3,719,129
                                                                            -----------
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                           (356,542)
     Less fees paid indirectly                                                   (1,708)
                                                                            -----------
     Net expenses                                                           $ 3,360,879
                                                                            -----------
       Net investment income                                                $11,359,602
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                              $ 4,489,624
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies         (246,892)    $ 4,242,732
                                                            -----------     -----------
  Change in net unrealized gain on:
   Investments                                              $11,789,686
   Forward foreign currency contracts and other assets
     and liabilities denominated in foregin currencies           98,476     $11,888,162
                                                            -----------     -----------
   Net gain on investments and foreign currency
     transactions                                                           $16,130,894
                                                                            -----------
   Net increase in net assets resulting from operations                     $27,490,496
                                                                            ===========


26    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04 and the Year Ended 9/30/03

                                                          Six Months
                                                            Ended
                                                            3/31/04          Year Ended
                                                          (unaudited)          9/30/03
FROM OPERATIONS:
  Net investment income                                  $ 11,359,602       $ 10,388,792
  Net realized gain on investments and foreign
    currency transactions                                   4,242,732          5,841,455
  Change in net unrealized gain on investments and
    foreign currency transactions                          11,888,162         15,770,195
                                                         ------------       ------------
   Net increase in net assets resulting from
     operations                                          $ 27,490,496       $ 32,000,442
                                                         ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.29 and $0.59 per share, respectively)     $ (4,460,232)      $ (4,071,325)
   Class B ($0.25 and $0.54 per share, respectively)       (2,063,879)        (2,563,801)
   Class C ($0.25 and $0.54 per share, respectively)       (4,735,673)        (3,937,390)
   Class R ($0.28 and $0.28 per share, respectively)          (20,245)            (1,917)
  Net realized gain:
   Class A ($0.09 and $0.00 per share, respectively)       (1,268,377)                --
   Class B ($0.09 and $0.00 per share, respectively)         (767,774)                --
   Class C ($0.09 and $0.00 per share, respectively)       (1,670,721)                --
   Class R ($0.09 and $0.00 per share, respectively)           (2,150)                --
                                                         ------------       ------------
     Total distributions to shareowners                  $(14,989,051)      $(10,574,433)
                                                         ------------       ------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $209,578,084       $327,616,908
  Reinvestment of distributions                             8,232,377          5,183,982
  Cost of shares repurchased                              (61,414,275)       (73,456,435)
                                                         ------------       ------------
   Net increase in net assets resulting from fund
     share transactions                                  $156,396,186       $259,344,455
                                                         ------------       ------------
   Net increase in net assets                            $168,897,631       $280,770,464
NET ASSETS:
  Beginning of period                                     351,352,651         70,582,187
                                                         ------------       ------------
  End of period (including accumulated net invest-
    ment income of $1,264,015 and $1,184,442,
    respectively)                                        $520,250,282       $351,352,651
                                                         ============       ============


The accompanying notes are an integral part of these financial statements.   27

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/04 and the Year Ended 9/30/03        (continued)

                                   '04 Shares        '04 Amount       '03 Shares        '03 Amount
                                  (unaudited)       (unaudited)
CLASS A
Shares sold                       10,062,333       $105,067,438       11,742,202        $115,356,348
Reinvestment of distributions        392,004          4,082,091          283,316           2,795,799
Less shares repurchased           (2,564,620)       (26,784,768)      (4,143,064)        (40,417,958)
                                  ----------        -----------       ----------        ------------
   Net increase                    7,889,716        $82,364,761        7,882,454        $ 77,734,189
                                  ==========        ===========       ==========        ============
CLASS B
Shares sold                        1,972,725        $20,270,931        6,557,588        $ 63,104,479
Reinvestment of distributions        123,440          1,264,013          104,375           1,015,431
Less shares repurchased             (973,822)       (10,052,457)      (1,233,373)        (11,927,204)
                                  ----------        -----------       ----------        ------------
   Net increase                    1,122,343        $11,482,487        5,428,590        $ 52,192,706
                                  ==========        ===========       ==========        ============
CLASS C
Shares sold                        8,032,865        $82,245,493       15,381,056        $148,980,018
Reinvestment of distributions        280,910          2,866,161          140,233           1,370,837
Less shares repurchased           (2,388,328)       (24,547,110)      (2,189,536)        (21,107,742)
                                  ----------        -----------       ----------        ------------
   Net increase                    5,925,446        $60,564,544       13,331,753        $129,243,113
                                  ==========        ===========       ==========        ============
CLASS R (a)
Shares sold                          186,314        $ 1,994,222           17,051        $    176,063
Reinvestment of distributions          1,886             20,112              187               1,915
Less shares repurchased               (2,805)           (29,940)            (350)             (3,531)
                                  ----------        -----------       ----------        ------------
   Net increase                      185,396        $ 1,984,394           16,888        $    174,447
                                  ==========        ===========       ==========        ============

(a)  Class R shares were first publicly offered April 1, 2003.


28   The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended                                                        4/15/99
                                                            3/31/04     Year Ended  Year Ended   Year Ended  Year Ended      to
                                                          (unaudited)     9/30/03     9/30/02      9/30/01     9/30/00    9/30/99
CLASS A
Net asset value, beginning of period                       $  10.27      $   8.95    $  8.89      $  9.12      $  9.52    $ 10.00
                                                           --------      --------    -------      -------      -------    -------
Increase (decrease) from investment operations:
 Net investment income                                     $   0.28      $   0.59    $  0.66      $  0.75      $  0.75    $  0.27
 Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                           0.41          1.32       0.05        (0.26)       (0.39)     (0.48)
                                                           --------      --------    -------      -------      -------    -------
   Net increase (decrease) from investment operations      $   0.69      $   1.91    $  0.71      $  0.49      $  0.36    $ (0.21)
Distributions to shareowners:
 Net investment income                                        (0.29)        (0.59)     (0.65)       (0.65)       (0.76)     (0.27)
 Net realized gain                                            (0.09)           --         --           --           --         --
 Tax return of capital                                           --            --         --        (0.07)          --         --
                                                           --------      --------    -------      -------      -------    -------
Net increase (decrease) in net asset value                 $   0.31      $   1.32    $  0.06      $ (0.23)     $ (0.40)   $ (0.48)
                                                           --------      --------    -------      -------      -------    -------
Net asset value, end of period                             $  10.58      $  10.27    $  8.95      $  8.89      $  9.12    $  9.52
                                                           ========      ========    =======      =======      =======    =======
Total return*                                                  6.89%        21.95%      8.08%        5.47%        3.93%     (2.09)%
Ratio of net expenses to average net assets+                   1.04%**       1.00%      0.94%        0.77%        0.80%      0.93%**
Ratio of net investment income to average net assets+          5.65%**       5.98%      7.14%        8.11%        8.06%      7.99%**
Portfolio turnover rate                                          50%**         55%        34%          44%          74%        61%**
Net assets, end of period (in thousands)                   $204,411      $117,499    $31,815      $ 9,697      $ 9,007    $ 6,481
Ratios with no waiver of management fees and assumption
  of expenses by PIM and no reduction for fees paid
  indirectly:
 Net expenses                                                  1.20%**       1.33%      1.92%        2.19%        2.23%      5.72%**
 Net investment income                                         5.49%**       5.65%      6.18%        6.69%        6.63%      3.20%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                  1.04%**       1.00%      0.94%        0.75%        0.75%      0.89%**
 Net investment income                                         5.65%**       5.98%      7.16%        8.13%        8.11%      8.03%**

 *Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**Annualized.
+ Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    29

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended                                                         4/15/99
                                                           3/31/04    Year Ended   Year Ended   Year Ended   Year Ended     to
                                                         (unaudited)    9/30/03      9/30/02      9/30/01      9/30/00    9/30/99
CLASS B
Net asset value, beginning of period                      $ 10.13      $  8.86      $  8.85      $  9.11      $  9.56     $ 10.00
                                                          -------      -------      -------      -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.24      $  0.56      $  0.60      $  0.70      $  0.68     $  0.23
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                          0.40         1.25         0.03        (0.26)       (0.40)      (0.44)
                                                          -------      -------      -------      -------      -------     -------
   Net increase (decrease) from investment operations     $  0.64      $  1.81      $  0.63      $  0.44      $  0.28     $ (0.21)
Distributions to shareowners:
 Net investment income                                      (0.25)       (0.54)       (0.62)       (0.63)       (0.73)      (0.23)
 Net realized gain                                          (0.09)          --           --           --           --          --
 Tax return of capital                                         --           --           --        (0.07)          --          --
                                                          -------      -------      -------      -------      -------     -------
Net increase (decrease) in net asset value                $  0.30      $  1.27      $  0.01      $ (0.26)     $ (0.45)    $ (0.44)
                                                          -------      -------      -------      -------      -------     -------
Net asset value, end of period                            $ 10.43      $ 10.13      $  8.86      $  8.85      $  9.11     $  9.56
                                                          =======      =======      =======      =======      =======     =======
Total return*                                                6.42%       20.98%        7.19%        4.85%        3.05%      (2.10)%
Ratio of net expenses to average net assets+                 1.85%**      1.76%        1.74%        1.43%        1.52%       1.74%**
Ratio of net investment income to average net assets+        4.80%**      5.23%        6.36%        7.44%        7.31%       7.07%**
Portfolio turnover rate                                        50%**        55%          34%          44%          74%         61%**
Net assets, end of period (in thousands)                  $91,369      $77,392      $19,601      $ 7,294      $ 6,826     $ 5,689
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid
 indirectly:
 Net expenses                                                2.02%**      2.09%        2.70%        2.85%        2.96%       6.21%**
 Net investment income                                       4.63%**      4.90%        5.38%        6.02%        5.87%       2.60%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                1.85%**      1.76%        1.73%        1.41%        1.47%       1.70%**
 Net investment income                                       4.80%**      5.23%        6.35%        7.46%        7.36%       7.11%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended                                                           4/15/99
                                                        3/31/04    Year Ended   Year Ended   Year Ended   Year Ended       to
                                                      (unaudited)    9/30/03      9/30/02      9/30/01      9/30/00      9/30/99
CLASS C
Net asset value, beginning of period                    $ 10.08      $   8.83     $  8.82     $  9.06      $  9.52     $   10.00
                                                        -------      --------     -------     -------      -------     ---------
Increase (decrease) from investment operations:
 Net investment income                                  $  0.24      $   0.54     $  0.61     $  0.79      $  0.62     $    0.27
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.39          1.25        0.02       (0.35)       (0.36)        (0.47)
                                                        -------      --------     -------     -------      -------     ---------
   Net increase (decrease) from investment operations   $  0.63      $   1.79     $  0.63     $  0.44      $  0.26     $   (0.20)
Distributions to shareowners:
 Net investment income                                    (0.25)        (0.54)      (0.62)      (0.61)       (0.72)        (0.28)
 Net realized gain                                        (0.09)           --          --          --           --            --
 Tax return of capital                                       --            --          --       (0.07)          --            --
                                                        -------      --------     -------     -------      -------     ---------
Net increase (decrease) in net asset value              $  0.29      $   1.25     $  0.01     $ (0.24)     $ (0.46)    $   (0.48)
                                                        -------      --------     -------     -------      -------     ---------
Net asset value, end of period                          $ 10.37      $  10.08     $  8.83     $  8.82      $  9.06     $    9.52
                                                        =======      ========     =======     =======      =======     =========
Total return*                                              6.41%        20.84%       7.22%       4.93%        2.82%        (2.04)%
Ratio of net expenses to average net assets+               1.77%**       1.70%       1.78%       1.34%        1.80%         1.49%**
Ratio of net investment income to average net assets+      4.88%**       5.10%       6.13%       7.45%        6.97%         6.65%**
Portfolio turnover rate                                      50%**         55%         34%         44%          74%           61%**
Net assets, end of period (in thousands)               $222,292      $156,285     $19,165     $ 1,724      $   793     $     554
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                              1.94%**       2.02%       2.73%       2.63%        3.24%        12.65%**
 Net investment income                                     4.71%**       4.78%       5.16%       6.16%        5.53%        (4.51)%**
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                              1.77%**       1.70%       1.75%       1.31%        1.75%         1.45%**
 Net investment income                                     4.88%**       5.10%       6.15%       7.48%        7.02%         6.69%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   31

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                              Ended          4/1/03
                                                             3/31/04          to
                                                           (unaudited)      9/30/03
CLASS R (a)
Net asset value, beginning of period                        $ 10.45         $  9.78
                                                            -------         -------
Increase from investment operations:
  Net investment income                                     $  0.26         $  0.28
  Net realized and unrealized gain on investments and
   foreign currency transactions                               0.43            0.67
                                                            -------         -------
     Net increase from investment operations                $  0.69         $  0.95
Distributions to shareowners:
  Net investment income                                       (0.28)          (0.28)
  Net realized gain                                           (0.09)              -
                                                            -------         -------
Net increase in net asset value                             $  0.32         $  0.67
                                                            -------         -------
Net asset value, end of period                              $ 10.77         $ 10.45
                                                            =======         =======
Total return*                                                  6.70%           9.83%
Ratio of net expenses to average net assets+                   1.16%**         1.06%**
Ratio of net investment income to average net assets+          5.74%**         4.75%**
Portfolio turnover rate                                          50%**           55%**
Net assets, end of period (in thousands)                    $ 2,178         $   176
Ratios with no waiver of management fees by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                                 1.28%**         1.36%**
  Net investment income                                        5.62%**         4.45%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                                 1.16%**         1.06%**
  Net investment income                                        5.74%**         4.75%**

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Class R was first publicly offered on April 1, 2003.


32    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on January 5, 1999 and commenced operations on April 15, 1999. Prior to April 15, 1999 the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The investment objective of the Fund is to produce a high level of current income.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Class R Shares were first publicly offered April 1, 2003. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of March 31, 2004 there were no securities fair valued. Principal amounts of mortgage-backed

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

    securities are adjusted for monthly paydowns. All discounts/ premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis net of unrecoverable foreign taxes witheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. (See Note 6)

D.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended September 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                   2003
--------------------------------------------------------------------------------
  Distributions paid from:
    Ordinary income                                             $10,574,433
    Long-Term capital gain                                               --
                                                                -----------
      Total                                                     $10,574,433
                                                                -----------
--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at September 30, 2003.

--------------------------------------------------------------------------------
                                                                   2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                 $ 4,104,378
  Undistributed long-term gain                                    1,006,787
  Unrealized appreciation                                        14,850,524
                                                                -----------
      Total                                                     $19,961,689
                                                                -----------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

E.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano) earned $87,841 in underwriting commissions on the sale of Fund shares during the six months ended March 31, 2004.

F.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

G.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

H.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $1 billion; 0.55% of the next $9 billion; and 0.50% on assets over $10 billion. Prior to February 2, 2004, management fees were calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

Effective February 1, 2004, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses of Class A shares to 1.10% of average daily net assets. Prior to February 1, 2004, PIM agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses of Class A shares to 1.00% of average daily net assets.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2004, $237,258 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04 (unaudited)                  (continued)
--------------------------------------------------------------------------------

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $107,436 in transfer agent fees payable from PIMSS at March 31, 2004.

4.  Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $333,059 in distribution fees payable to PFD at March 31, 2004. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of class R shares with 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For six months ended March 31, 2004, CDSCs in the amount of $160,152 were paid to PFD.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2004, the Fund's expenses were reduced by $1,708 under such arrangements.

6.  Forward Foreign Currency Contracts

At March 31, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract.

Open Portfolio hedges at March 31, 2004 were as follows:

----------------------------------------------------------------------------------------------
                  Net                                                                Net
               Contracts       In Exchange      Settlement                        Unrealized
 Currency     to Deliver           For             Date             Value            Gain
----------   ------------   ----------------   ------------   ----------------   -----------
  EURO       7,000,000      $(8,602,223)       4/15/04        $(8,666,000)       $63,777
----------------------------------------------------------------------------------------------

For six months ended March 31, 2004 the Fund had no such settlement hedges.

Pioneer Strategic Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                    Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

  U.S. Equity                           International/Global Equity
  Pioneer Fund                          Pioneer Emerging Markets Fund
  Pioneer Balanced Fund                 Pioneer Europe Select Fund
  Pioneer Equity Income Fund            Pioneer Europe Fund
  Pioneer Growth Shares                 Pioneer International Equity Fund
  Pioneer Mid Cap Growth Fund           Pioneer International Value Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund                          Fixed Income
  Pioneer Oak Ridge Small Cap           Pioneer America Income Trust
    Growth Fund                         Pioneer Bond Fund
  Pioneer Papp America-Pacific          Pioneer Global High Yield Fund
    Rim Fund                            Pioneer High Yield Fund
  Pioneer Papp Small and Mid Cap        Pioneer Strategic Income Fund
    Growth Fund                         Pioneer Tax Free Income Fund
  Pioneer Papp Stock Fund
  Pioneer Papp Strategic
    Growth Fund                         Money Market
  Pioneer Real Estate Shares            Pioneer Cash Reserves Fund**
  Pioneer Research Fund*
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund




*   Name change effective December 11, 2004.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-8O0-225-6292.

FactFone(SM)
Our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. Simply call 1-800-225-4321. For specific account information, have your 10-digit account number, your three-digit fund number and your four-digit personal identification number at hand.

6-Month Reinstatement Privilege (for Class A and Class B Shares)
Enables you to reinvest all or a portion of the money you redeem from your Pioneer account - without paying a sales charge - within 6 months of your redemption. You have the choice of investing in any Pioneer fund provided the account has the exact same registration and meets the fund's minimum investment requirement. Reinstated accounts may only purchase Class A fund shares.

Investomatic Plan
An easy and convenient way for you to invest on a regular basis. All you need to do is authorize a set amount of money to be moved out of your bank account into the Pioneer fund of your choice. Investomatic also allows you to change the dollar amount, frequency and investment date right over the phone. By putting aside affordable amounts of money regularly, you can build a long-term investment - without sacrificing your current standard of living.

Payroll Investment Program (PIP)
Lets you invest in a Pioneer fund directly through your paycheck. All that's involved is for your employer to fill out an authorization form allowing Pioneer to deduct from participating employees' paychecks. You specify the dollar amount you want to invest into the Pioneer fund(s) of your choice.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Automatic Exchange Program
A simple way to move money from one Pioneer fund to another over a period of time. Just invest a lump sum in one fund, and select the other Pioneer funds you wish to invest in. You choose the amounts and dates for Pioneer to sell shares of your original fund and use the proceeds to buy shares of the other funds you have chosen. Over time, your investment will be shifted out of the original fund. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Directed Dividends
Lets you invest cash dividends from one Pioneer fund to an account in another Pioneer fund with no sales charge or fee. Simply fill out the applicable information on a Pioneer Account Options Form. (This program is available for dividend payments only; capital gains distributions are not eligible at this time.)

Direct Deposit
Lets you move money into your bank account using electronic funds transfer
(EFT). EFT moves your money faster than you would receive a check, eliminates unnecessary paper and mail, and avoids lost checks. Simply fill out a Pioneer Direct Deposit Form, giving your instructions.

Systematic Withdrawal Plan (SWP)
Lets you establish automatic withdrawals from your account at set intervals. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to the address you designate, or electronically to your bank account. You also can authorize Pioneer to make the redemptions payable to someone else. (SWPs are available for accounts with a value of $10,000 or more.)

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 701/2 earning income. Individuals can contribute up to $3,000 annually. Earnings are tax-deferred, and contributions may be tax-deductible.

Roth IRA*
Available to single individuals earning less than $110,000 in income annually, and married couples with joint income less than $160,000. Contributions of up to $3,000 a year are not tax-deductible, but all earnings are tax-free for qualified withdrawals. Distributions are tax and penalty-free if certain conditions are met.

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $11,000 per year. In addition, each year the business may contribute up to 25% of pay.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $11,000 per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.

SIMPLE IRA Plan*
The Savings Incentive Match PLan for Employees (SIMPLE) is designed for employers with 100 or fewer eligible employees. Employees can decide whether to contribute. Employers must contribute.


Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction.

SEP-IRA
The Simplified Employee Pension (SEP) plan lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

Money Purchase Pension Plan (MPP)
Allows employer contributions, up to 25% of pay annually. Companies must contribute a fixed percentage of pay each year.

Defined Benefit Pension Plan
Requires a business to contribute enough each year to fund a specific future benefit. Most beneficial to older employees who need to accumulate assets rapidly.

* Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. For more information, call our Retirement Plans Information line at 1-800-622-0176.




Most retirement plan withdrawals must meet specific conditions to avoid penalties.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                            1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                         1-800-225-4321

     Retirement plans information                                 1-800-622-0176

     Telecommunications Device for the Deaf (TDD)                 1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                            1-800-225-4240

     Our Internet e-mail address                   ask.pioneer@pioneerinvest.com
     (for general questions about Pioneer only)

     Visit our web site:                                    www.pioneerfunds.com


 Please consider [the/a/each] fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about [the/a/each] fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.








(LOGO) PIONEER Investments(R)
Pioneer Investment Management, Inc.
60 State Street                                                    15409-00-0504
Boston, Massachusetts 02109              (C)2004 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.